Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
8.	GOODWILL

At December 31, 2013 and 2014, goodwill was RMB1,504,278 and RMB1,504,278 (US$242,446), respectively.

Goodwill was assessed for impairment as of December 31, 2013 and 2014, and no impairment loss was recognized in any of the years presented.